Schedule I - Condensed Financial Information Of Registrant Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements of Comprehensive Income/(Loss)) (FY) (Details) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ 17,162	$ 19,115	$ 83,120	$ 93,117	$ 115,969
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	6,626	(8,532)	1,594	46,245	10,393
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	7,386	(7,174)	7,025	51,676	14,013
Other Comprehensive Income (Loss), Net of Tax	7,386	(7,174)	7,025	51,676	14,013
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			90,145	144,793	129,982
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	(2,193)	2,824	(528)	(15,309)	(3,441)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(252)	(449)	(1,798)	(1,798)	(1,199)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	760	1,358	5,431	5,431	3,620
Dividends on and redemption of preferred stock			0	3,509	3,213
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic			83,120	93,117	115,969
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax			1,594	46,245	10,393
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			7,025	51,676	14,013
Other Comprehensive Income (Loss), Net of Tax			7,025	51,676	14,013
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			90,145	144,793	129,982
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax			(528)	(15,309)	(3,441)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax			(1,798)	(1,798)	(1,199)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax			5,431	5,431	3,620
Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ 25,836	$ 28,957	116,190	126,466	147,030
Dividends on and redemption of preferred stock			$ 0	$ 3,509	$ 3,213